                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-6441
                                  ----------------------------------------------

                   AMERICAN CENTURY INTERNATIONAL BOND FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                                  64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 816-531-5575
                                                   -----------------------------

Date of fiscal year end:  06-30
                        --------------------------------------------------------

Date of reporting period:  03-31-2008
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL BOND FUND
MARCH 31, 2008

[american century investments logo and text logo ®]

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
GOVERNMENT BONDS - 63.4%
BELGIUM - 1.3%
Euro     14,550,000  Kingdom of Belgium,
                     8.00%, 3/28/15                               $   28,457,991
                                                                 ---------------
CANADA - 1.5%
Euro      3,500,000  Government of Canada,
                     4.875%, 7/7/08                                    5,525,761
CAD      22,001,000  Government of Canada,
                     5.75%, 6/1/33                                    27,558,213
                                                                 ---------------
                                                                      33,083,974
                                                                 ---------------
DENMARK - 1.6%
DKK     167,000,000  Kingdom of Denmark,
                     6.00%, 11/15/09                                  36,474,330
                                                                 ---------------
FINLAND - 2.8%
Euro     40,000,000  Government of Finland,
                     5.00%, 4/25/09                                   63,904,365
                                                                 ---------------
FRANCE - 3.9%
Euro     28,100,000  Government of France,
                     5.50%, 4/25/29                                   49,480,683
Euro     10,700,000  Government of France,
                     5.75%, 10/25/32                                  19,545,237
Euro     11,180,000  Government of France,
                     4.75%, 4/25/35                                   17,907,432
                                                                 ---------------
                                                                      86,933,352
                                                                 ---------------
GERMANY - 8.8%
Euro     66,000,000  German Federal Republic,
                     3.50%, 1/4/16                                   101,779,858
Euro     21,640,000  German Federal Republic,
                     5.625%, 1/4/28                                   38,980,062
Euro     12,150,000  German Federal Republic,
                     4.75%, 7/4/28                                    19,750,479
Euro     23,880,000  German Federal Republic,
                     4.75%, 7/4/34                                    38,762,216
                                                                 ---------------
                                                                     199,272,615
                                                                 ---------------
ITALY - 6.8%
Euro     44,550,000  Republic of Italy,
                     5.25%, 8/1/17                                    75,420,965
Euro     32,070,000  Republic of Italy,
                     5.00%, 8/1/34                                    51,169,977
Euro     20,100,000  Republic of Italy,
                     4.00%, 2/1/37                                    27,193,102
                                                                 ---------------
                                                                     153,784,044
                                                                 ---------------
JAPAN - 12.4%
JPY   6,670,000,000  Government of Japan,
                     1.20%, 3/20/12                                   68,172,436
JPY   6,686,400,000  Government of Japan,
                     1.30%, 3/20/15                                   68,950,604
JPY   4,118,000,000  Government of Japan,
                     1.70%, 12/20/16                                  43,364,128
JPY   6,050,000,000  Government of Japan,
                     1.70%, 9/20/17                                   63,340,743
JPY     660,000,000  Government of Japan,
                     1.90%, 6/20/25                                    6,599,285
JPY   2,951,000,000  Government of Japan,
                     2.10%, 12/20/26                                  29,776,473
                                                                 ---------------
                                                                     280,203,669
                                                                 ---------------
NETHERLANDS - 4.4%
Euro     46,000,000  Kingdom of Netherlands,
                     3.75%, 7/15/09                                   72,565,914

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
Euro     18,950,000  Kingdom of Netherlands,
                     4.00%, 1/15/37                                   26,863,338
                                                                 ---------------
                                                                      99,429,252
                                                                 ---------------
SPAIN - 4.1%
Euro     55,250,000  Government of Spain,
                     5.40%, 7/30/11                                   91,290,651
                                                                 ---------------
SWEDEN - 2.8%
SEK     352,860,000  Government of Sweden,
                     5.50%, 10/8/12                                   63,459,992
                                                                 ---------------
UNITED KINGDOM - 13.0%
GBP      78,600,000  Government of United
                     Kingdom, 6.25%, 11/25/10                        165,267,464
GBP       9,100,000  Government of United
                     Kingdom, 8.00%, 6/7/21                           24,087,926
GBP      14,150,000  Government of United
                     Kingdom, 4.25%, 6/7/32                           27,135,253
GBP       9,500,000  Government of United
                     Kingdom, 4.75%, 12/7/38                          20,011,207
GBP      27,600,000  Government of United
                     Kingdom, 4.50%, 12/7/42                          56,163,731
                                                                 ---------------
                                                                     292,665,581
                                                                 ---------------
TOTAL GOVERNMENT BONDS                                             1,428,959,816
(Cost $1,269,326,795)                                            ---------------

CREDIT - 29.4%
AUSTRALIA - 0.3%
AUD       8,100,000  New South Wales Treasury
                     Corp., 5.50%, 3/1/17                              6,824,287
                                                                 ---------------
CANADA - 2.3%
CAD      19,630,000  Canada Housing Trust,
                     4.55%, 12/15/12                                  19,957,183
Euro     20,000,000  Royal Bank of Canada,
                     (Covered Bond),
                     4.50%, 11/5/12                                   32,125,834
                                                                 ---------------
                                                                      52,083,017
                                                                 ---------------
FRANCE - 3.9%
JPY   2,750,000,000  Cie Financement Foncier,
                     1.25%, 12/1/11                                   27,858,257
Euro     37,900,000  Dexia Municipal Agency,
                     3.25%, 7/12/08                                   59,637,497
                                                                 ---------------
                                                                      87,495,754
                                                                 ---------------
GERMANY - 6.9%
Euro     20,000,000  Duesseldorf Hypobank,
                     4.50%, 1/4/13                                    32,071,158
Euro     44,300,000  Eurohypo AG, (Covered
                     Bond), 3.75%, 4/11/11                            69,308,471
GBP      21,900,000  KfW, 5.50%, 9/15/09                              43,999,893
JPY   1,100,000,000  KfW, 2.60%, 6/20/37                              11,426,919
                                                                 ---------------
                                                                     156,806,441
                                                                 ---------------

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
IRELAND - 2.1%
Euro     19,800,000  AIB Mortgage Bank,
                     (Covered Bond),
                     3.50%, 4/30/09                                   30,900,201
Euro     10,000,000  Ulster Bank Finance plc,
                     VRN, 4.82%, 6/30/08,
                     resets quarterly off the
                     3-month Euribor plus
                     0.09% with no caps                               15,616,354
                                                                 ---------------
                                                                      46,516,555
                                                                 ---------------
JAPAN - 0.6%
JPY   1,280,000,000  Development Bank of
                     Japan, 2.30%, 3/19/26                            13,313,822
                                                                 ---------------
MULTI-NATIONAL - 3.8%
GBP      10,550,000  European Investment Bank,
                     4.75%, 6/6/12                                    21,024,018
Euro     39,000,000  European Investment Bank,
                     5.375%, 10/15/12                                 65,262,599
                                                                 ---------------
                                                                      86,286,617
                                                                 ---------------
SPAIN - 4.1%
Euro     43,400,000  AYT Cedulas Cajas VII,
                     4.00%, 6/23/11                                   67,293,554
Euro      3,154,502  FTA Santander Auto, VRN,
                     4.43%, 5/25/08, resets
                     quarterly off the
                     3-month Euribor plus
                     0.06% with no caps                                4,916,673
Euro     13,363,206  UCI, VRN, 4.76%, 6/18/08,
                     resets quarterly off the
                     3-month Euribor plus
                     0.14% with no caps                               20,062,536
                                                                 ---------------
                                                                      92,272,763
                                                                 ---------------
UNITED KINGDOM - 5.4%
Euro     10,000,000  Barclays Bank plc, VRN,
                     4.62%, 4/21/08, resets
                     quarterly off the 3-month
                     Euribor plus 0.18% with
                     no caps                                          14,439,994
Euro     20,000,000  HBOS plc, (Covered Bond),
                     3.25%, 1/25/13                                   29,745,081
Euro     10,000,000  HBOS Treasury Services
                     plc, VRN, 4.71%, 6/16/08,
                     resets quarterly off the
                     3-month Euribor plus
                     0.10% with no caps                               14,986,197
GBP      18,500,000  Network Rail MTN Finance
                     plc, 4.875%, 3/6/09                              36,743,758
GBP      12,550,000  Network Rail MTN Finance
                     plc, 4.75%, 11/29/35                             25,212,460
                                                                 ---------------
                                                                     121,127,490
                                                                 ---------------
TOTAL CREDIT                                                         662,726,746
(Cost $574,034,316)                                              ---------------

SHORT-TERM INVESTMENTS - 3.7%
BELGIUM - 3.2%
Euro     46,500,000  Government of Belgium
                     Treasury Bill, 3.96%,
                     4/17/08(1)                                       73,265,037
                                                                 ---------------
FRANCE - 0.5%
Euro      7,159,000  Government of France
                     Treasury Bill, 3.80%,
                     7/31/08(1)(2)                                    11,159,932
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS                                          84,424,969
(Cost $78,652,573)                                               ---------------

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 2.0%
USD      44,258,000  FNMA Discount Notes,
                     1.35%, 4/1/08(1)                                 44,258,000
                                                                 ---------------
(Cost $44,258,000)

TOTAL INVESTMENT SECURITIES - 98.5%                                2,220,369,531
                                                                 ---------------
(Cost $1,966,271,684)

OTHER ASSETS AND LIABILITIES - 1.5%                                   34,248,117
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $2,254,617,648
                                                                 ===============

FUTURES CONTRACTS
                                                         UNDERLYING FACE    UNREALIZED
       CONTRACTS PURCHASED             EXPIRATION DATE   AMOUNT AT VALUE    GAIN (LOSS)
---------------------------------------------------------------------------------------
  118  Canada 10-year 6% Bond Future      June 2008      $   13,744,387    $   470,663
  337  Euro-Bobl 5-year 6% Future         June 2008          58,714,221       (615,787)
  630  Euro-Bund 10-year 6% Future        June 2008         115,325,937     (1,627,177)
5,550  Euro-Schatz 2-year 6% Future       June 2008         915,447,392     (4,310,044)
                                                         ------------------------------
                                                         $1,103,231,937    $(6,082,345)
                                                         ==============================

                                                         UNDERLYING FACE    UNREALIZED
       CONTRACTS SOLD                  EXPIRATION DATE   AMOUNT AT VALUE    GAIN (LOSS)
---------------------------------------------------------------------------------------
 28  Japan 10-year 6% Bond Future         June 2008       $ 39,450,143     $  (362,946)
504  U.K. Treasury 10-year 6% Future      June 2008        111,234,010      (1,734,332)
                                                         ------------------------------
                                                          $150,684,153     $(2,097,278)
                                                         ==============================

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                                     UNREALIZED
    CONTRACTS TO SELL            SETTLEMENT DATE        VALUE        GAIN (LOSS)
--------------------------------------------------------------------------------
    3,700,253   AUD for CAD          5/9/08         $  3,360,088    $    93,763
  109,932,792   NOK for CAD          5/9/08           20,879,090        516,322
   42,095,247   CHF for Euro         5/9/08           42,386,441     (2,035,112)
   27,734,226   CHF for Euro         5/9/08           27,926,078       (508,728)
    2,760,373   GBP for Euro         5/9/08            5,456,070          2,409
    2,426,213   GBP for Euro         5/9/08            4,795,581          9,248
  661,574,150   JPY for Euro         5/9/08            6,651,971        193,405
    3,149,325   Euro for GBP         5/9/08            4,962,129         (7,757)
   13,909,520   Euro for GBP         5/9/08           21,916,076       (417,550)
  109,913,794   NOK for GBP          5/9/08           20,875,482        498,608
    4,748,517   AUD for SEK          5/9/08            4,311,986          9,378
   28,279,759   Euro for SEK         5/9/08           44,558,070     (1,241,030)
    1,630,572   GBP for SEK          5/9/08            3,222,941         37,742
    1,706,522   GBP for SEK          5/9/08            3,373,061         60,822
   10,326,945   AUD for USD          5/9/08            9,377,589        190,583
    3,923,536   CAD for USD          5/9/08            3,815,147          7,393
    3,630,999   CAD for USD          5/9/08            3,530,692        181,853
   51,982,381   DKK for USD          5/9/08           10,986,128       (260,077)
    7,000,000   Euro for USD         5/9/08           11,029,319        (31,759)
    6,000,000   Euro for USD         5/9/08            9,453,702        (62,778)
   68,490,973   Euro for USD         5/9/08          107,915,541     (2,234,820)
   91,694,148   GBP for USD          5/9/08          181,239,901      2,614,665
    9,500,000   GBP for USD          5/9/08           18,777,415        483,066
   11,790,007   GBP for USD          5/9/08           23,303,774        330,391
1,153,526,228   JPY for USD          5/9/08           11,598,432       (113,840)
   22,027,256   NOK for USD          5/9/08            4,183,547         98,196
                                                   -----------------------------
                                                    $609,886,251    $(1,585,607)
                                                   =============================
(Value on Settlement Date $608,300,644)

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                     UNREALIZED
    CONTRACTS TO BUY             SETTLEMENT DATE        VALUE        GAIN (LOSS)
--------------------------------------------------------------------------------
    3,409,894   CAD for AUD          5/9/08         $  3,315,695    $  (138,156)
   21,260,372   CAD for NOK          5/9/08           20,673,051       (722,360)
   26,758,912   Euro for CHF         5/9/08           42,161,796      1,810,466
   17,702,863   Euro for CHF         5/9/08           27,892,932        475,582
    3,527,506   Euro for GBP         5/9/08            5,557,999         99,521
    3,151,459   Euro for GBP         5/9/08            4,965,492        160,663
    4,298,755   Euro for JPY         5/9/08            6,773,192        (72,184)
    2,509,854   GBP for Euro         5/9/08            4,960,902          6,530
   10,661,647   GBP for Euro         5/9/08           21,073,491       (425,035)
   10,630,077   GBP for NOK          5/9/08           21,011,091       (362,998)
   26,555,609   SEK for AUD          5/9/08            4,462,595        141,230
  265,695,410   SEK for Euro         5/9/08           44,649,363      1,332,322
   19,969,151   SEK for GBP          5/9/08            3,355,759         95,077
   20,344,653   SEK for GBP          5/9/08            3,418,861        (15,021)
   32,619,920   AUD for USD          5/9/08           29,621,170       (710,462)
    2,240,511   CHF for USD          5/9/08            2,256,010         37,375
    3,741,094   CHF for USD          5/9/08            3,766,973         80,440
   66,088,379   CHF for USD          5/9/08           66,545,547      1,768,260
   18,500,000   Euro for USD         5/9/08           29,148,915      1,077,939
    4,830,884   Euro for USD         5/9/08            7,611,623        (24,672)
    2,665,252   Euro for USD         5/9/08            4,199,417         82,295
    2,635,179   Euro for USD         5/9/08            4,152,032         62,723
    5,949,945   Euro for USD         5/9/08            9,374,835        308,585
    7,479,303   Euro for USD         5/9/08           11,784,517         63,926
    1,907,080   GBP for USD          5/9/08            3,769,477        (63,080)
  448,414,721   JPY for USD          5/9/08            4,508,703        132,991
8,337,283,167   JPY for USD          5/9/08           83,829,400      1,745,921
  582,295,930   NOK for USD          5/9/08          110,593,108     (2,251,662)
   25,240,661   NOK for USD          5/9/08            4,793,856       (109,242)
   68,382,790   SEK for USD          5/9/08           11,491,535        294,824
   47,662,367   SEK for USD          5/9/08            8,009,526        111,197
   26,304,085   SEK for USD          5/9/08            4,420,327        165,328
                                                   -----------------------------
                                                    $614,149,190    $ 5,158,323
                                                   =============================
(Value on Settlement Date $608,990,867)

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
AUD = Australian Dollar
CAD = Canadian Dollar
CHF = Swiss Franc
DKK = Danish Krone
Euribor = Euro Interbank Offered Rate
FNMA = Federal National Mortgage Association
GBP = British Pound
JPY = Japanese Yen
MTN = Medium Tern Note
NOK = Norwegian Krona
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEK = Swedish Krona
USD = United States Dollar
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective March 31, 2008.
(1) The rate indicated is the yield to maturity at purchase.
(2) Security, or a portion thereof, has been segregated for the initial margin on futures contracts.

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,967,631,091
                                                                 ===============
Gross tax appreciation of investments                            $  255,253,696
Gross tax depreciation of investments                                (2,515,256)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $  252,738,440
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY INTERNATIONAL BOND FUNDS

By:      /s/ Jonathan S. Thomas
         ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President

Date:    May 29, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jonathan S. Thomas
         ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President
                (principal executive officer)

Date:    May 29, 2008

By:      /s/ Robert J. Leach
         ----------------------------------------
         Name:  Robert J. Leach
         Title: Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:    May 29, 2008